Employee Benefits - Full-time employee equivalents (Details)	Dec. 31, 2022	Dec. 31, 2022 employee	Dec. 31, 2021	Dec. 31, 2021 employee	Dec. 31, 2020 employee
Number and average number of employees
Selling, General & Administration		34.9		28.0	15.0
Research & Development		102.6		78.2	57.0
Total	137.5	137.5	106.0	106.2	72.0